June 28, 2024

VIA EDGAR

Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: VanEck ETF Trust
Securities Act File No. 333-123257
Post-Effective Amendment No. 2,877
Investment Company Act File No. 811-10325
Amendment No. 2,881

Ladies and Gentlemen:

On behalf of VanEck ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 2,877 to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and Amendment No. 2,881 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A (the “Amendment”). This filing relates to VanEck AA-BB CLO ETF, a new series of the Trust, and should have no effect on the existing series of the Trust. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Jonathan Simon at (212) 293-2029 or me at (212) 293-2018.

Very truly yours,

Laura I. Martinez
Laura I. Martinez